Net financial income (loss) - Schedule of Net Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net Financial Income (Loss) [Abstract]
Income from cash and cash equivalents	€ 598	€ 1,499
Foreign exchange gains	47	1,888
Total financial income	645	3,386
Interest costs	(4,174)	(3,772)
Net impact of accretion, discounting and catch-up on EIB loan	1,036	2,722
Lease debt interests	(69)	(89)
Foreign exchange losses	(3,624)	(324)
Total financial expenses	(6,831)	(1,463)
Financial income (loss)	€ (6,186)	€ 1,924